Related Party Transactions (Tables)	6 Months Ended
Dec. 31, 2024
Related Party Transactions
Schedule of Compensation to Key Management

Compensation to key management is comprised of the following:

	Six month fiscal period ended December 31,	Year ended June 30,
	2024	2024
Management and director fees(1)	$986	$2,489
Separation benefits(2)	745	—
Share-based compensation	1,642	5,650
	$3,373	$8,139

Schedule of Related Party Receivables and Payables

The balances of related party receivables and payables as of the periods indicated are as follows:

	December 31, 2024	June 30, 2024
Receivables – related parties
Joint Ventures(1)	$1,274	$848
Total	$1,274	$848

Accounts payable – related parties
Joint Ventures(2)	$4,000	$4,000
Management and Directors(3)	397	823
Telescope(4)	—	39
Total	$4,397	$4,862